Deferred Government Subsidy (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Government Subsidy [Abstract]
Schedule of Deferred Government Subsidy	Deferred government subsidy consisted of the following:
	As of December 31,
	2024	2023
Deferred subsidy on relocation	$2,739,989	$2,816,941
Others	309,618	-
Total	$3,049,607	$2,816,941